Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	0000729528
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun 1, 2013
Prospectus Date	May 1, 2013

Protected Asset Allocation Fund
Protected Asset Allocation Fund (SM)
Protected Asset Allocation FundSM

American Funds Insurance Series®

(to be renamed the Managed Risk Asset Allocation FundSM)

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement

June 1, 2013

(for Class P1 shares and Class P2 shares summary prospectuses of Protected Asset Allocation Fund dated May 1, 2013, Class P1 shares and Class P2 shares prospectuses of American Funds Insurance Series Managed Risk Funds dated May 1, 2013 and the Statement of Additional Information of the American Funds Insurance Series Managed Risk Funds dated May 1, 2013)

Effective August 12, 2013, the "Protected Asset Allocation Fund" will change its name to the "Managed Risk Asset Allocation Fund." On such date, all references to the Protected Asset Allocation Fund in the summary prospectuses, statutory prospectuses and statement of additional information shall be a reference to the Managed Risk Asset Allocation Fund. The Fund is changing only its name and will continue to operate with the same investment objective, policies and strategies and be subject to the same risks.

Keep this supplement with your summary prospectus,

statutory prospectus and/or statement of additional information.

Label	Element	Value
Protected Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000729528_SupplementTextBlock
Protected Asset Allocation FundSM

American Funds Insurance Series®

(to be renamed the Managed Risk Asset Allocation FundSM)

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement

June 1, 2013

(for Class P1 shares and Class P2 shares summary prospectuses of Protected Asset Allocation Fund dated May 1, 2013, Class P1 shares and Class P2 shares prospectuses of American Funds Insurance Series Managed Risk Funds dated May 1, 2013 and the Statement of Additional Information of the American Funds Insurance Series Managed Risk Funds dated May 1, 2013)

Effective August 12, 2013, the "Protected Asset Allocation Fund" will change its name to the "Managed Risk Asset Allocation Fund." On such date, all references to the Protected Asset Allocation Fund in the summary prospectuses, statutory prospectuses and statement of additional information shall be a reference to the Managed Risk Asset Allocation Fund. The Fund is changing only its name and will continue to operate with the same investment objective, policies and strategies and be subject to the same risks.

Keep this supplement with your summary prospectus,

statutory prospectus and/or statement of additional information.

Risk/Return [Heading]	rr_RiskReturnHeading	Protected Asset Allocation Fund (SM)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013